UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     May 12, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $551,636 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE       SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUICOR TECHNOLOGY INC        UNIT 99/99/9999  00489A206     4264   650000 SH       SOLE                   650000
ACUSPHERE INC                  COM              00511R870    13583  2030298 SH       SOLE                  2030298
ALLIANCE ONE INTL INC          COM              018772103    25481  5242925 SH       SOLE                  5242925
CATALYTICA ENERGY SYS INC      COM              148884109     4151  2730700 SH       SOLE                  2730700
CORE MARK HOLDING CO INC       COM              218681104    17123   447545 SH       SOLE                   447545
COURTSIDE ACQUISITION CORP     COM              22274N102     2088   386600 SH       SOLE                   386600
DIME BANCORP INC NEW           *W EXP 99/99/999 25429Q110      983  5781489 SH       SOLE                  5781489
GLOBAL LOGISTICS ACQUISITION   UNIT 99/99/9999  379414204     2581   312500 SH       SOLE                   312500
HEALTHCARE ACQUISITION CP NE   COM              42224H104      426    52000 SH       SOLE                    52000
HORIZON LINES INC              COM              44044K101     7608   587000 SH       SOLE                   587000
MILLS CORP                     COM              601148109    72968  2606000 SH       SOLE                  2606000
NEWS CORP                      CL A             65248E104   153659  9251000 SH       SOLE                  9251000
NEWS CORP                      CL B             65248E203    76790  4373000 SH       SOLE                  4373000
NOVELIS INC                    COM              67000X106    10285   500000 SH       SOLE                   500000
OMNOVA SOLUTIONS INC           COM              682129101    47495  7760600 SH       SOLE                  7760600
PXRE GROUP LTD                 COM              G73018106    20494  6267400 SH       SOLE                  6267400
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    13967  4655680 SH       SOLE                  4655680
SANFILIPPO JOHN B & SON INC    COM              800422107    16887  1066747 SH       SOLE                  1066747
STAR MARITIME ACQUISITION CO   COM              85516E107    11401  1174200 SH       SOLE                  1174200
TRM CORP                       COM              872636105    12265  1822500 SH       SOLE                  1822500
USA MOBILITY INC               COM              90341G103    37137  1303958 SH       SOLE                  1303958